UNAUDITED CONDENSED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
General and administrative expenses	$ 1,158,344		$ 84,565	$ 2,033,014
General and administrative expenses - related party	60,000		20,000	120,000
Franchise tax expenses	49,863		54,695	71,721
Loss from operations	(1,268,207)		(159,260)	(2,224,735)
Other income:
Change in fair value of derivative warrant liabilities	(5,001,745)	$ 5,557,500	(3,890,255)	555,755
Income from investments held in Trust Account	7,521			51,542
Financing costs - derivative warrant liabilities			(168,086)
Net loss from investments held in Trust Account			(142)
Net loss	(6,262,431)	$ 4,644,993	$ (4,217,743)	(1,617,438)
Class A Common Stock
Other income:
Weighted average shares outstanding, basic and diluted			25,571,831
Class A Common Stock Subject to Redemption
Other income:
Income from investments held in Trust Account	$ 6,744			$ 46,218
Weighted average shares outstanding, basic and diluted	23,822,429		25,571,831	23,597,451
Class A Common Stock Not Subject to Redemption
Other income:
Net loss			$ (4,217,743)
Weighted average shares outstanding, basic and diluted	8,521,321		5,767,811	8,746,299
Basic and diluted net loss per common share	$ (0.73)		$ (0.73)	$ (0.18)